Income Taxes - Schedule of Significant Components of the Company's Net Deferred Income Tax Assets (Liabilities) (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets (liabilities)
Deferred income tax assets (liabilities)	$ (41.3)	$ (33.1)
Lease liabilities [member]
Deferred income tax assets (liabilities)
Deferred tax asset	162.0	0.0
Property, plant and equipment [member]
Deferred income tax assets (liabilities)
Deferred tax liabilities	(22.7)	(7.3)
Non-capital and capital tax losses [member]
Deferred income tax assets (liabilities)
Deferred tax asset	16.2	33.4
Loss and tax credit carryforwards [member]
Deferred income tax assets (liabilities)
Deferred tax asset	11.4	16.7
Deferred tax defined benefit obligation [member]
Deferred income tax assets (liabilities)
Deferred tax asset	8.5	7.7
Other temporary differences [member]
Deferred income tax assets (liabilities)
Deferred tax asset	1.1	2.5
Right-of-use assets [member]
Deferred income tax assets (liabilities)
Deferred tax liabilities	(127.7)	0.0
Intangible assets other than goodwill [member]
Deferred income tax assets (liabilities)
Deferred tax liabilities	$ (90.1)	$ (86.1)